Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Aug-2018
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
2
17-Sep-2018
Distribution Date
31-Aug-2018
1-Aug-2018
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-Sep-2018
Record Date
14-Sep-2018
30
33
17-Sep-2018
15-Aug-2018
15-Sep-2018
15-Aug-2018
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
210,275,012.33
46,197,531.40
164,077,480.93
Class A-1 Notes
153.991771
300,000,000.00
0.546925
389,000,000.00
0.00
389,000,000.00
Class A-2A Notes
0.000000
389,000,000.00
1.000000
125,000,000.00
0.00
125,000,000.00
Class A-2B Notes
0.000000
125,000,000.00
1.000000
449,000,000.00
0.00
449,000,000.00
Class A-3 Notes
0.000000
449,000,000.00
1.000000
121,950,000.00
0.00
121,950,000.00
Class A-4 Notes
0.000000
121,950,000.00
1.000000
1,295,225,012.33
1,249,027,480.93
46,197,531.40
Total Note Balance
1,384,950,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
78,520,107.56
35,511,558.33
1,330,736,570.66
35,511,558.33
Pool Balance
1,412,328,883.58
1,363,059,146.82
1,508,391,985.09
1,420,462,333.05
87,929,652.04
81,592,312.92
1,284,539,039.26
35,512,333.05
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
35,511,558.33
2.50%
2.50%
35,512,333.05
2.50%
35,511,558.33
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
2.350000%
452,967.42
1.509891
46,650,498.82
155.501663
Class A-2A Notes
2.710000%
878,491.67
2.258333
878,491.67
2.258333
Class A-2B Notes
2.152690%
246,662.40
1.973299
246,662.40
1.973299
Class A-3 Notes
3.030000%
1,133,725.00
2.525000
1,133,725.00
2.525000
Class A-4 Notes
3.150000%
320,118.75
2.625000
320,118.75
2.625000
$49,229,496.64
Total
$3,031,965.24

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Aug-2018
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
52,990,600.96
Recoveries
0.00
48,645,285.49
52,990,600.96
152,301.36
34,436.07
4,092,929.56
65,648.48
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
1,176,940.74
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
3,031,965.24
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
46,197,531.40
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
52,990,600.96
2,584,163.58
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
1,176,940.74
1,176,940.74
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
3,031,965.24
3,031,965.24
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
452,967.42
0.00
452,967.42
thereof on Class A-2A Notes
878,491.67
0.00
878,491.67
thereof on Class A-2B Notes
246,662.40
0.00
246,662.40
thereof on Class A-3 Notes
1,133,725.00
0.00
1,133,725.00
thereof on Class A-4 Notes
320,118.75
0.00
320,118.75
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
3,031,965.24
3,031,965.24
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
46,197,531.40
0.00
46,197,531.40
Aggregate Principal Distributable Amount
46,197,531.40
46,197,531.40
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Aug-2018
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,551,155.83
0.00
0.00
3,551,155.83
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
62,481.38
3,167.10
3,167.10
3,167.10
65,648.48
3,551,155.83
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Aug-2018
Pool Statistics
Principal Gross Losses
Pool Data
1,508,391,985.09
3.40%
50.16
17.06
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,412,328,883.58
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
16,972,866.20
0.00
624,451.27
1,363,059,146.82
48,910
49,682
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,953
31,672,419.29
3.39%
52.73
Pool Factor
90.37%
14.04

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Aug-2018
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,363,059,146.82
48,910
100.00%
91-120 Days Delinquent
0
- %
0.00
61-90 Days Delinquent
16
0.04%
504,899.28
31-60 Days Delinquent
61
0.18%
2,432,044.34
Current
99.78%
1,360,122,203.20
48,833
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.673%
0.037%
No
Loss Statistics
Average Net Loss / (Gain)
18,850.44
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.311%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.380%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
735,167.32
439,201.38
Principal Net Loss / (Gain)
Principal Recoveries
34,436.07
34,436.07
Principal Net Liquidation Proceeds
150,813.82
584,843.40
Principal Gross Losses
624,451.27
1,354,446.79
19
39
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.049%
(1) Losses includes accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.243%
NA
NA